Share-based compensation - Summary of Share Plans (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 $ / shares
EUR-dominated Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in millions)	€ 156.9		€ 124.9		€ 58.7
Weighted average fair value of shares granted (in usd/eur per share) | € / shares	€ 547.79		€ 297.05		€ 190.33
US-denominated Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value at vesting date of shares vested during the year (in millions)	€ 164.0		€ 133.9		€ 54.9
Weighted average fair value of shares granted (in usd/eur per share) | $ / shares		$ 498.64		$ 302.75		$ 206.90